Segmented Information - Total Non-Current Assets by Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Total	$ 391,530	$ 220,064
North America
Segmented Information
Total	134,369	117,414
Africa
Segmented Information
Total	153,095	69,935
Central and South America
Segmented Information
Total	88,162	16,811
Europe
Segmented Information
Total	15,000	15,000
Other
Segmented Information
Total	$ 904	$ 904